Cover	Mar. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2025
Entity File Number	333-271201
Entity Registrant Name	Legend Spices, Inc.
Entity Central Index Key	0001970129
Entity Tax Identification Number	38-4247159
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14 Kajaznuni Street
Entity Address, Address Line Two	Apt. 70
Entity Address, City or Town	Yerevan
Entity Address, Country	AM
Entity Address, Postal Zip Code	0070
City Area Code	374
Local Phone Number	(99) 432000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false